Consolidated Statements of Change in Stockholders Equity (Unaudited) - USD ($)	Total	Preferred Stock To Be Issued	Common Stock To Be Issued	Common Stock	Additional Paid-In Capital	Series A Preferred Stock	Convertible Series C Preferred Stocks	Convertible Series A Preferred Stock	Accumulated Deficit
Balance, shares at Dec. 31, 2022				15,657,565			950,000	1,666,667
Balance, amount at Dec. 31, 2022	$ 3,348,668	$ 0	$ 0	$ 1,566	$ 62,728,240		$ 95	$ 167	$ (59,381,400)
Subscription received - Series C Preferred shares to be issued	500,000	500,000	0	0	0		0	0	0
Common stock to be issued - management	180,000	0	180,000	0	0		$ 0	0	0
Issuance Series C Preferred Stock in cash, shares							273,499
Issuance Series C Preferred Stock in cash, amount	907,600	0	0	$ 0	907,573		$ 27	0	0
Common stock issued for services, shares				100,000
Common stock issued for services, amount	146,850	0	0	$ 10	146,840		$ 0	0	0
Conversion of Convertible Series C Preferred Stock in Common stock, shares				500,000			(150,000)
Conversion of Convertible Series C Preferred Stock in Common stock, amount	0	0	0	$ 50	(35)		$ (15)	0	0
Issuance Series C Preferred Stock for services -related party, shares							1,200,000
Issuance Series C Preferred Stock for services -related party, amount	8,640,000	0	0	0	8,639,880		$ 120	0	0
Contribution inventory - related party	14,460	0	0	0	14,460		0	0	0
Net loss	(10,102,266)	0	0	$ 0	0		$ 0	$ 0	(10,102,266)
Balance, shares at Dec. 31, 2023				16,257,565		1,666,667	2,273,499	1,666,667
Balance, amount at Dec. 31, 2023	3,635,312	500,000	180,000	$ 1,626	72,436,958	$ 500,000	$ 227	$ 167	(69,483,666)
Common stock issued for services, shares				333,333
Common stock issued for services, amount	1,702,000		0	$ 33	1,701,967	0	0		0
Net loss	(3,519,710)		0	0	0	0	$ 0		(3,519,710)
Series C Preferred Stock issued for preferred stock to be issued, shares							108,333
Series C Preferred Stock issued for preferred stock to be issued, amount	0		0	0	319,989	320,000	$ 11		0
Series C Preferred Stock issued for cash, shares							50,000
Series C Preferred Stock issued for cash, amount	165,000		0	0	164,995	0	$ 5		0
Series C Preferred Stock issued for services, shares							40,000
Series C Preferred Stock issued for services, amount	696,000		0	$ 0	695,996	0	$ 4		0
Common stock issued for stock to be issued - management, shares				41,667
Common stock issued for stock to be issued - management, amount	0		(90,000)	$ 4	89,996	0	0		0
Common stock issued for conversion and settlement of debt, shares				251,127
Common stock issued for conversion and settlement of debt, amount	1,085,148		0	$ 25	1,085,123	0	0		0
Cancellation of common stock -related party, shares				(10,833,334)
Cancellation of common stock -related party, amount	0		0	$ (1,083)	1,083	$ 0	$ 0		0
Balance, shares at Mar. 31, 2024				6,050,358		1,666,667	2,471,832
Balance, amount at Mar. 31, 2024	3,763,750		90,000	$ 605	76,496,107	$ 180,000	$ 247		(73,003,376)
Balance, shares at Dec. 31, 2023				16,257,565		1,666,667	2,273,499	1,666,667
Balance, amount at Dec. 31, 2023	3,635,312	500,000	180,000	$ 1,626	72,436,958	$ 500,000	$ 227	$ 167	(69,483,666)
Net loss	(5,082,352)
Balance, shares at Sep. 30, 2024				6,133,692		1,666,667	2,546,831
Balance, amount at Sep. 30, 2024	2,832,317		0	$ 613	77,397,301	$ 0	$ 254		(74,566,018)
Balance, shares at Dec. 31, 2023				16,257,565		1,666,667	2,273,499	1,666,667
Balance, amount at Dec. 31, 2023	3,635,312	500,000	180,000	$ 1,626	72,436,958	$ 500,000	$ 227	$ 167	(69,483,666)
Common stock issued for services, shares				166,667
Common stock issued for services, amount	787,249	0	0	$ 17	787,232		0	0	0
Net loss	(6,881,722)	0	0	0	0		$ 0	0	(6,881,722)
Series C Preferred Stock issued for preferred stock to be issued, shares							183,332
Series C Preferred Stock issued for preferred stock to be issued, amount	0	(500,000)	0	0	499,982		$ 18	0	0
Series C Preferred Stock issued for services, shares							123,333
Series C Preferred Stock issued for services, amount	1,196,000	0	0	$ 0	1,195,988		$ 12	0	0
Common stock issued for stock to be issued - management, shares				83,334
Common stock issued for stock to be issued - management, amount	0	0	(180,000)	$ 8	179,992		0	0	0
Common stock issued for conversion and settlement of debt, shares				257,699
Common stock issued for conversion and settlement of debt, amount	1,112,355	0	0	$ 25	1,112,330		0	0	0
Common stock issued for compensation, shares				208,333
Common stock issued for compensation, amount	1,074,750	0	0	$ 21	1,074,729		$ 0	0	0
Series C Preferred Stock issued in cash, shares							421,805
Series C Preferred Stock issued in cash, amount	1,845,000	0	0	$ 0	1,844,957		$ 43	0	0
Cancellation of comment stock -related party, shares				(10,833,334)
Cancellation of comment stock -related party, amount	0	0	0	$ (1,083)	1,083		0	0	0
Common stock warrants issued	546,863	0	0	$ 0	546,863		$ 0	$ 0	0
Balance, shares at Dec. 31, 2024				6,140,264		1,666,667	3,001,969	1,666,667
Balance, amount at Dec. 31, 2024	3,315,807	0	0	$ 614	79,680,114	$ 167	$ 300	$ 167	(76,365,388)
Balance, shares at Mar. 31, 2024				6,050,358		1,666,667	2,471,832
Balance, amount at Mar. 31, 2024	3,763,750		90,000	$ 605	76,496,107	$ 180,000	$ 247		(73,003,376)
Common stock issued for services, shares				41,667
Common stock issued for services, amount	160,000		0	$ 4	159,996	0	0		0
Net loss	(907,404)		0	0	0	0	$ 0		(907,404)
Series C Preferred Stock issued for preferred stock to be issued, shares							74,999
Series C Preferred Stock issued for preferred stock to be issued, amount	0		0	0	179,993	180,000	$ 7		0
Common stock to be issued for services	200,000		200,000	$ 0	0	$ 0	$ 0		0
Balance, shares at Jun. 30, 2024				6,092,027		1,666,667	2,546,831
Balance, amount at Jun. 30, 2024	3,216,346		290,000	$ 609	76,836,096	$ 0	$ 254		(73,910,780)
Net loss	(655,238)		0	0	0	0	0		(655,238)
Warrants issued in conjunction with convertible debts	471,209		0	$ 0	471,209	0	0		0
Common Stock issued for common stock to be issued, shares				41,667
Common Stock issued for common stock to be issued, amount	0		(90,000)	$ 4	89,996	0	0		0
Cancellation of stock to be issued for non performance of services	(200,000)		(200,000)	$ 0	0	$ 0	$ 0		0
Balance, shares at Sep. 30, 2024				6,133,692		1,666,667	2,546,831
Balance, amount at Sep. 30, 2024	2,832,317		0	$ 613	77,397,301	$ 0	$ 254		(74,566,018)
Balance, shares at Dec. 31, 2024				6,140,264		1,666,667	3,001,969	1,666,667
Balance, amount at Dec. 31, 2024	3,315,807	0	0	$ 614	79,680,114	$ 167	$ 300	$ 167	(76,365,388)
Net loss	(10,903,404)			0	0	0	$ 0		(10,903,404)
Series C Preferred Stock issued for cash, shares							27,500
Series C Preferred Stock issued for cash, amount	260,000				259,997		$ 3
Series C Preferred Stock issued for services, shares							167,500
Series C Preferred Stock issued for services, amount	2,349,020			0	2,349,003	0	$ 17		0
Common stock issued for compensation, shares							30,000
Common stock issued for compensation, amount	420,720			$ 0	420,717	0	$ 3		0
Common stock issued for conversion of Series C Preferred Stock, shares				2,589,450			(776,831)
Common stock issued for conversion of Series C Preferred Stock, amount	0			$ 259	(181)	0	$ (78)		0
Common stock warrants issued	8,649,503			$ 0	8,649,503	$ 0	$ 0		0
Balance, shares at Mar. 31, 2025				8,729,714		1,666,667	2,450,138
Balance, amount at Mar. 31, 2025	4,091,646			$ 873	91,359,153	$ 167	$ 245		(87,268,792)
Balance, shares at Dec. 31, 2024				6,140,264		1,666,667	3,001,969	1,666,667
Balance, amount at Dec. 31, 2024	3,315,807	$ 0	$ 0	$ 614	79,680,114	$ 167	$ 300	$ 167	(76,365,388)
Net loss	(30,736,631)
Balance, shares at Sep. 30, 2025				17,702,912		1,666,667	763,700
Balance, amount at Sep. 30, 2025	8,509,682			$ 1,770	115,609,688	$ 167	$ 76		(107,102,019)
Balance, shares at Mar. 31, 2025				8,729,714		1,666,667	2,450,138
Balance, amount at Mar. 31, 2025	4,091,646			$ 873	91,359,153	$ 167	$ 245		(87,268,792)
Common stock issued for services, shares				1,667
Common stock issued for services, amount	19,000			$ 0	19,000	0	0		0
Net loss	(11,904,019)			0	0	0	$ 0		(11,904,019)
Series C Preferred Stock issued for services, shares							69,007
Series C Preferred Stock issued for services, amount	2,511,855			0	2,511,848	0	$ 7		0
Common stock issued for compensation, shares							50,000
Common stock issued for compensation, amount	1,100,000			$ 0	1,099,995	0	$ 5		0
Common stock issued for conversion of Series C Preferred Stock, shares				1,775,466			(532,638)
Common stock issued for conversion of Series C Preferred Stock, amount	0			$ 178	(125)	0	$ (53)		0
Common stock issued for conversion of debts, shares				507,661
Common stock issued for conversion of debts, amount	5,604,442			$ 50	5,604,392	0	0		0
Management stock compensation	767,669			$ 0	767,669	$ 0	$ 0		0
Balance, shares at Jun. 30, 2025				11,014,508		1,666,667	2,036,507
Balance, amount at Jun. 30, 2025	2,190,593			$ 1,101	101,361,932	$ 167	$ 204		(99,172,811)
Common stock issued for services, shares				36,000
Common stock issued for services, amount	215,640			$ 4	215,636	0	0		0
Net loss	(7,929,208)			0	0	0	$ 0		(7,929,208)
Series C Preferred Stock issued for cash, shares							420,943
Series C Preferred Stock issued for cash, amount	5,395,797			0	5,395,755	0	$ 42		0
Series C Preferred Stock issued for services, shares							5,000
Series C Preferred Stock issued for services, amount	98,167			$ 0	98,167	0	$ 0		0
Common stock issued for conversion and settlement of debt, shares				818,709
Common stock issued for conversion and settlement of debt, amount	5,124,314			$ 82	5,124,232	0	$ 0		0
Common stock issued for compensation, shares							6,250
Common stock issued for compensation, amount	117,917			$ 0	117,916	0	$ 1		0
Common stock issued for conversion of Series C Preferred Stock, shares				5,683,336			(1,705,000)
Common stock issued for conversion of Series C Preferred Stock, amount	0			$ 568	(397)	0	$ (171)		0
Management stock compensation, shares				150,000
Management stock compensation, amount	1,692,462			$ 15	1,692,447	0	0		0
Reclassification of derivative liability to equity	1,604,000			$ 0	1,604,000	0	0		0
Reverse stock split adjustment, shares				359
Reverse stock split adjustment, amount	0			$ 0	0	$ 0	$ 0		0
Balance, shares at Sep. 30, 2025				17,702,912		1,666,667	763,700
Balance, amount at Sep. 30, 2025	$ 8,509,682			$ 1,770	$ 115,609,688	$ 167	$ 76		$ (107,102,019)